Document and Entity Information	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2024
Entity File Number	001-36181
Entity Registrant Name	CareTrust REIT, Inc.
Entity Central Index Key	0001590717
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-3999490
Entity Address, Address Line One	905 CALLE AMANECER, SUITE 300
Entity Address, City or Town	SAN CLEMENTE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	949
Local Phone Number	542-3140
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false